Unearned Revenues	12 Months Ended
Dec. 31, 2012
Deferred Revenue Disclosure [Abstract]
Deferred Revenue Disclosure [Text Block]

Note 10. Unearned Revenues

Unearned revenues result primarily from customers paying in advance for maintenance services to be performed and consisted of the following at December 31:

in thousands	2012	2011
Maintenance contracts - current	$16,755	$9,629
Maintenance contracts - long-term	3,181	2,562
Other	1,313	140
	$21,249	$12,331